Schedule of Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Schedule of Short-Term Borrowings [Abstract]
Maximum amount outstanding at any month-end	$ 10,551	$ 11,581	$ 13,318
Average daily short-term borrowings	$ 4,536	$ 7,009	$ 8,971
Weighted-average interest rate	1.50%	0.50%	0.10%